CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Government grants related to assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Consolidated Balance Sheets
Accounts payable, accrued and other liabilities (current portion)	$ 17.5
Government Assistance, Liability, Increase, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current
Other accrued liabilities (non-current portion)	$ 23.1
Government Assistance, Liability, Increase, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Accrued Liabilities, Noncurrent
Consolidated Statement of Operations
Depreciation and amortization	$ (2.9)